Fair Value of Financial Instruments and Derivatives Instruments, detail 2(Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Derivative [Line Items]
Net Loss Recognized	$ (1,228)	$ (1,358)
Derivatives not designated as hedging instruments | Other (Expense)/Income- Gain/(Loss) on Derivatives
Derivative [Line Items]
Interst Rate Contracts	$ (1,228)	$ (1,358)